Issued Capital - Summary of Movements in Ordinary Share Capital (Details) $ in Thousands	3 Months Ended
	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 549,326	$ 481,052
Transactions with owners in their capacity as owners:
Ending balance	$ 538,506	$ 475,147
Issued Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, Shares | shares	583,949,612	498,626,208
Beginning balance	$ 1,051,450	$ 910,405
Transactions with owners in their capacity as owners:
Exercise of share options ,shares | shares		553,226
Exercise of share options	$ 6,706	$ 299
Transfer to employee share trust, shares | shares	1,450,000
Share based compensation for services rendered, shares | shares	1,187,168
Share based compensation for services rendered	$ 1,867
Transaction costs arising on share issue	$ (219)
Total contributions of equity during the period, shares | shares	2,637,168	553,226
Total contributions of equity during the period	$ 8,354	$ 299
Share options reserve transferred to equity on exercise of options	$ 3,201	$ 238
Ending balance, Shares | shares	586,586,780	499,179,434
Ending balance	$ 1,063,005	$ 910,942